AIRPORT TAXES AND FEES	6 Months Ended
Jun. 30, 2026
Airport taxes and fees abstract [Abstract]
AIRPORT TAXES AND FEES	AIRPORT TAXES AND FEES

Description	June 30, 2026 (Unaudited)	December 31, 2025

Tax transaction	933,126	926,051
Airport fees	372,163	351,591
Boarding fees	260,431	294,441
Other fees	58,889	38,554

	1,624,609	1,610,637

Current	804,279	899,605
Non-current	820,330	711,032